Offerings - Offering: 1	Apr. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9976
Maximum Aggregate Offering Price	$ 748,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,549.42
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in Registration Statement No. 333-282431.